Other operating expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other operating expenses
7. Other operating expenses

	Years Ended December 31,
in €‘000	2019	2020	2021
Legal and other consulting expenses	16,680	15,899	46,886
Telecommunication and IT expenses	7,334	8,023	12,523
Software-as-a Service and similar rights	3,613	5,101	9,482
Marketing expenses	6,634	3,469	5,341
Travel expenses	5,545	1,338	1,803
Insurance	306	351	4,961
Office expenses	3,864	3,020	3,028
Other costs	2,751	4,138	3,284

Total	46,727	41,339	87,308